                                                    1933 Act File No. 2-29786
                                                   1940 Act File No. 811-1704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   75  .....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.   49  ....................................        X
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                    FEDERATED AMERICAN LEADERS FUND, INC.

             (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                       (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
x on May 26, 2006 pursuant to paragraph (b)
_ 60 days after filing pursuant to paragraph (a)(i)
on _____________ pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

                         Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, N.W.
                              Washington, DC 20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated American Leaders Fund, Inc.

PROSPECTUS

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May 31, 2006

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

A mutual fund seeking growth of capital and of income by investing in common stocks and other securities of high-quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 11

How is the Fund Sold? 19

Payments to Financial Intermediaries 20

How to Purchase Shares 23

How to Redeem and Exchange Shares 25

Account and Share Information 28

Who Manages the Fund? 31

Legal Proceedings 33

Financial Information 34

Appendix A: Hypothetical Investment and Expense Information 39

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management, and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risks Relating to Investing for Value. Due to the Fund's value style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Sector Risks. Because the Fund may allocate relatively more of its assets to one or more industry sectors comprising the Standard & Poor's 500 Index (S&P 500) than to other sectors of the Index, the Fund's performance will be more susceptible to any developments which affect the sectors emphasized by the Fund.
  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the three-month period from January 1, 2006 to March 31, 2006 was 2. 56%.

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Within the period shown in the bar chart, the Fund's Class A Share highest quarterly return was 16.83% (quarter ended June 30, 2003). Its lowest quarterly return was (19.72)% (quarter ended September 30, 2002).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B, Class C, and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Standard & Poor's 500/ Citigroup Value Index (S&P 500/ CV), a broad-based market index and the Lipper Large-Cap Value Average (LLCVA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling in the respective categories indicated.

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(For the Periods Ended December 31, 2005)

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	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	 (1. 03)%	 0. 92%	 7. 74%
Return After Taxes on Distributions [1]	 (2. 97)%	 0. 28%	 6. 16%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 0.85%	 0. 58%	 6. 00%
Class B Shares:
Return Before Taxes	 (1. 24)%	 0. 93%	 7. 69%
Class C Shares:
Return Before Taxes	 1. 97%	 1. 10%	 7. 42%
Class F Shares:
Return Before Taxes	 2. 78%	 1. 88%	 8. 23%
S&P 500/ CV 2	 5.85%	 2. 44%	 9. 05%
LLCVA	 5.73%	 3. 14%	 8. 67%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B, Class C, and Class F Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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2 Effective December 16, 2005, the S&P Barra Value Index (S&P 500/BV) ceased to be the official style index and was replaced by the S&P 500/CV. The performance quoted reflects the performance of the S&P 500/BV through December 16, 2005 and the S&P 500/CV after that date.

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What are the Fund's Fees and Expenses?

FEDERATED AMERICAN LEADERS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C, and Class F Shares.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	None	0.75%	0.75%	None
Other Expenses	0.52%	0.56%	0.54%	0.51%
Total Annual Fund Operating Expenses	1.17%	1.96% [2]	1.94%	1.16%

1 The percentages shown are based on expenses for the entire fiscal year ended March 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
2 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about last day of the following month. Class A Shares pay lower operating expenses than the Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C, and Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C, and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C, and Class F Shares operating expenses as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$ 663	$ 901	$1, 158	$1, 892
Expenses assuming no redemption	$ 663	$ 901	$1, 158	$1, 892
Class B:
Expenses assuming redemption	$ 749	$1, 015	$1, 257	$2, 081
Expenses assuming no redemption	$ 199	$ 615	$1, 057	$2, 081
Class C:
Expenses assuming redemption	$ 395	$ 703	$1, 137	$2, 342
Expenses assuming no redemption	$ 295	$ 703	$1, 137	$2, 342
Class F:
Expenses assuming redemption	$317	$ 565	$ 732	$1,495
Expenses assuming no redemption	$217	$ 465	$ 732	$1,495

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth. The Fund's investment adviser (Adviser) attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings primarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, seeking to limit the Fund's risk exposure with respect to individual securities and industry sectors.

The Fund's Adviser performs traditional fundamental analysis to select securities for the Fund that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Adviser uses the value style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the Adviser uses the value style, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

The Adviser may invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. It may also invest directly in securities issued by a foreign company but traded in the United States. The Adviser invests primarily in the ADRs or securities of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

Because the Fund refers to American investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. equity or fixed-income investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

ADRs and Domestically Traded Securities of Foreign Issuers

American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and stock market risks, and may also expose the fund to liquidity and leverage risks.

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The Fund may trade in the following types of derivative contracts, including combinations thereof:

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Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded over-the-counter (OTC) are frequently referred to as "forward contracts." The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps and total return swaps.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect the sector.

RISKS RELATING TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

  Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.
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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as stock market, liquidity, and leverage risks.
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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
Class F	$1,500/$100	1.00%	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs ( SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1 ,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and Class F Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%
Class F Shares:
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%
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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A or Class F Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases

  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A or Class F Shares within 13 months. (Call your financial intermediary or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (UNTIL AUGUST 31, 2006)

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

In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000 and purchase orders for Class C Shares are generally limited to $1,000,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.

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PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (EFFECTIVE SEPTEMBER 1, 2006)

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

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.

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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
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  as a Director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest ( to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
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  The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:		CDSC
1 Year		5.50%
2 Years		4.75%
3 Years		4.00%
4 Years		3.00%
5 Years		2.00%
6 Years		1.00%
7 Years or More		0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.
Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 million - but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%
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If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Directors, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through a financial intermediary that did not receive an advance commission on the purchase;
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  purchased with reinvested dividends or capital gains;
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  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements ; or
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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange) ; or
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Class B Shares only

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  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; or
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Class F Shares only

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  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.
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How is the Fund Sold?

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The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, Class C Shares, and Class F Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

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FRONT-END SALES CHARGE REALLOWANCES

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The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

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Class A Shares:
Purchase Amount	Dealer Reallowance as a percentage of Public Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%
Class F Shares:
Less than $1 million	1.00%
$1 million or greater	0.00%
Class C Shares:
All Purchase Amounts	1.00%
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ADVANCE COMMISSIONS

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:

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Class A Shares (for purchases over $1 million):
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
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Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

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Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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Class B Shares:
Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	Up to 5.50%
Class C Shares:
All Purchase Amounts	1.00%
Class F Shares:
Purchase Amount
Less than $2 million	1.00%
$2 million but less than $5 million	0.50%
$5 million or greater	0.25%
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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class B Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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
  Establish an account with the financial intermediary; and
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
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.


DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares, Class C Shares, and Class F Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.


If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income . Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

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The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

William Dierker

William Dierker has been the primary Portfolio Manager of the Fund since October 2004. Mr. Dierker joined Federated in September 2004 as a Senior Portfolio Manager/Senior Vice President of the Fund's adviser. Mr. Dierker was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003. Mr. Dierker is a Chartered Financial Analyst. He received his B.S.B.A. in accounting from Xavier University.

Kevin R. McCloskey

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Kevin R. McCloskey is a Portfolio Manager of the Fund . Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

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The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated March 31, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.46		$23.56		$17.23		$23.41		$23.68
Income From Investment Operations:
Net investment income	0.27	[2]	0.26		0.24		0.23		0.17
Net realized and unrealized gain (loss) on investments	1.85		0.98		6.33		(6.19)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	2.12		1.24		6.57		(5.96)		0.11
Less Distributions:
Distributions from net investment income	(0.28)		(0.34)		(0.24)		(0.22)		(0.14)
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.56)		(0.34)		(0.24)		(0.22)		(0.38)
Net Asset Value, End of Period	$24.02		$24.46		$23.56		$17.23		$23.41
Total Return [3]	9.09%		5.29	% [4]	38.28%		(25.50)%		0.42%

Ratios to Average Net Assets:
Net expenses	1.17	% [5]	1.16	[5]	1.21	% [5]	1.18	% [5]	1.12%
Net investment income	1.10%		1.11%		1.12%		1.13%		0.73%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,528,974		$1,577,454		$1,562,277		$1,139,851		$1,626,954
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004, and 2003 are 1.16%, 1.16%, 1.19%, and 1.17%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2006, which can be obtained free of charge.

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.52		$23.61		$17.22		$23.28		$23.59
Income From Investment Operations:
Net investment income (loss)	0.07	[2]	0.11		0.09		0.07		(0.01)
Net realized and unrealized gain (loss) on investments	1.85		0.96		6.31		(6.13)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.92		1.07		6.40		(6.06)		(0.07)
Less Distributions:
Distributions from net investment income	(0.08)		(0.16)		(0.01)		--		--
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.36)		(0.16)		(0.01)		--		(0.24)
Net Asset Value, End of Period	$24.08		$24.52		$23.61		$17.22		$23.28
Total Return [3]	8.20%		4.52	% [4]	37.19%		(26.03)%		(0.36)%

Ratios to Average Net Assets:
Net expenses	1.96	% [5]	1.92	% [5]	1.96	% [5]	1.93	% [5]	1.87%
Net investment income (loss)	0.30%		0.34%		0.38%		0.38%		(0.02)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$589,994		$798,138		$991,586		$850,023		$1,421,563
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004, and 2003 are 1.94%, 1.92%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2006, which can be obtained free of charge.

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.53		$23.63		$17.22		$23.29		$23.60
Income From Investment Operations:
Net investment income (loss)	0.08	[2]	0.09		0.09		0.07		(0.01)
Net realized and unrealized gain (loss) on investments	1.85		0.97		6.33		(6.14)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.93		1.06		6.42		(6.07)		(0.07)
Less Distributions:
Distributions from net investment income	(0.09)		(0.16)		(0.01)		--		--
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.37)		(0.16)		(0.01)		--		(0.24)
Net Asset Value, End of Period	$24.09		$24.53		$23.63		$17.22		$23.29
Total Return [3]	8.24%		4.48	% [4]	37.26%		(26.06)%		(0.36)%

Ratios to Average Net Assets:
Net expenses	1.94	% [5]	1.93	% [5]	1.96	% [5]	1.93	% [5]	1.87%
Net investment income (loss)	0.33%		0.33%		0.37%		0.38%		(0.02)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$111,946		$121,085		$126,806		$105,820		$168,012
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004, and 2003 are 1.93%, 1.93%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2006, which can be obtained free of charge.

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.42		$23.53		$17.21		$23.37		$23.65
Income From Investment Operations:
Net investment income	0.27	[2]	0.28		0.25		0.25		0.18
Net realized and unrealized gain (loss) on investments	1.85		0.95		6.31		(6.19)		(0.08)
TOTAL FROM INVESTMENT OPERATIONS	2.12		1.23		6.56		(5.94)		0.10
Less Distributions:
Distributions from net investment income	(0.28)		(0.34)		(0.24)		(0.22)		(0.14)
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.56)		(0.34)		(0.24)		(0.22)		(0.38)
Net Asset Value, End of Period	$23.98		$24.42		$23.53		$17.21		$23.37
Total Return [3]	9.11%		5.27	% [4]	38.29%		(25.46)%		0.37%

Ratios to Average Net Assets:
Net expenses	1.16	% [5]	1.16	% [5]	1.19	% [5]	1.18	% [5]	1.12%
Net investment income	1.11%		1.11%		1.15%		1.13%		0.73%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,611		$66,364		$71,908		$57,804		$95,918
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004, and 2003 are 1.14%, 1.15%, 1.17%, and 1.17%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2006, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED AMERICAN LEADERS FUND - CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.17%
MAXIMUM FRONT-END SALES CHARGE: 5.50%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$662.68	$9,811.94
2	$9,811.94	$490.60	$10,302.54	$117.00	$10,187.74
3	$10,187.74	$509.39	$10,697.13	$121.48	$10,577.93
4	$10,577.93	$528.90	$11,106.83	$126.13	$10,983.06
5	$10,983.06	$549.15	$11,532.21	$130.96	$11,403.71
6	$11,403.71	$570.19	$11,973.90	$135.98	$11,840.47
7	$11,840.47	$592.02	$12,432.49	$141.19	$12,293.96
8	$12,293.96	$614.70	$12,908.66	$146.59	$12,764.82
9	$12,764.82	$638.24	$13,403.06	$152.21	$13,253.71
10	$13,253.71	$662.69	$13,916.40	$158.04	$13,761.33
Cumulative		$5,628.38		$1,892.26

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FEDERATED AMERICAN LEADERS FUND - CLASS B SHARES
ANNUAL EXPENSE RATIO: 1.96%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$198.98	$10,304.00
2	$10,304.00	$515.20	$10,819.20	$205.03	$10,617.24
3	$10,617.24	$530.86	$11,148.10	$211.26	$10,940.00
4	$10,940.00	$547.00	$11,487.00	$217.68	$11,272.58
5	$11,272.58	$563.63	$11,836.21	$224.30	$11,615.27
6	$11,615.27	$580.76	$12,196.03	$231.12	$11,968.37
7	$11,968.37	$598.42	$12,566.79	$238.15	$12,332.21
8	$12,332.21	$616.61	$12,948.82	$245.39	$12,707.11
Converts from Class B to Class A				Annual Expense Ratio: 1.17%
9	$12,707.11	$635.36	$13,342.47	$151.52	$13,193.79
10	$13,193.79	$659.69	$13,853.48	$157.32	$13,699.11
Cumulative		$5,747.53		$2,080.75

FEDERATED AMERICAN LEADERS FUND - CLASS C SHARES
ANNUAL EXPENSE RATIO: 1.94%
MAXIMUM FRONT-END SALES CHARGE: 1.00%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$295.00	$10,202.94
2	$10,202.94	$510.15	$10,713.09	$200.97	$10,515.15
3	$10,515.15	$525.76	$11,040.91	$207.11	$10,836.91
4	$10,836.91	$541.85	$11,378.76	$213.45	$11,168.52
5	$11,168.52	$558.43	$11,726.95	$219.98	$11,510.28
6	$11,510.28	$575.51	$12,085.79	$226.72	$11,862.49
7	$11,862.49	$593.12	$12,455.61	$233.65	$12,225.48
8	$12,225.48	$611.27	$12,836.75	$240.80	$12,599.58
9	$12,599.58	$629.98	$13,229.56	$248.17	$12,985.13
10	$12,985.13	$649.26	$13,634.39	$255.77	$13,382.47
Cumulative		$5,690.33		$2,341.62
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FEDERATED AMERICAN LEADERS FUND - CLASS F SHARES
ANNUAL EXPENSE RATIO: 1.16%
MAXIMUM FRONT-END SALES CHARGE: 1.00%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$217.04	$10,280.16
2	$10,280.16	$514.01	$10,794.17	$121.54	$10,674.92
3	$10,674.92	$533.75	$11,208.67	$126.21	$11,084.84
4	$11,084.84	$554.24	$11,639.08	$131.05	$11,510.50
5	$11,510.50	$575.53	$12,086.03	$136.09	$11,952.50
6	$11,952.50	$597.63	$12,550.13	$141.31	$12,411.48
7	$12,411.48	$620.57	$13,032.05	$146.74	$12,888.08
8	$12,888.08	$644.40	$13,532.48	$152.37	$13,382.98
9	$13,382.98	$669.15	$14,052.13	$158.22	$13,896.89
10	$13,896.89	$694.84	$14,591.73	$164.30	$14,430.53
Cumulative		$5,899.12		$1,494.87

A Statement of Additional Information (SAI) dated May 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-1704

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400

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G01085-01 (5/06)

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Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated American Leaders Fund, Inc.

PROSPECTUS

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May 31, 2006

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CLASS K SHARES

A mutual fund seeking growth of capital and of income by investing in common stocks and other securities of high-quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 10

How is the Fund Sold? 11

Payments to Financial Intermediaries 12

How to Purchase Shares 13

How to Redeem and Exchange Shares 15

Account and Share Information 18

Who Manages the Fund? 21

Legal Proceedings 23

Financial Information 24

Appendix A: Hypothetical Investment and Expense Information 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management, and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
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  Risks Relating to Investing for Value. Due to the Fund's value style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Sector Risks. Because the Fund may allocate relatively more of its assets to one or more industry sectors comprising the Standard & Poor's 500 Index (S&P 500) than to other sectors of the Index, the Fund's performance will be more susceptible to any developments which affect the sectors emphasized by the Fund.
  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund's Class K Shares is a new class of shares, and commenced operation on April 8, 2003. The Fund offers four other classes of shares, Class A Shares, Class B Shares, Class C Shares and Class F Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown in the bar chart below is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class K Shares. This performance information will help you to analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Class K Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Class K Shares total return for the three-month period from January 1, 2006 to March 31, 2006 was 2. 41%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 16.69% (quarter ended June 30, 2003). Its lowest quarterly return was (19.82)% (quarter ended September 30, 2002).

Average Annual Total Return Table

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As previously discussed, the Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class K Shares. Return Before Taxes is shown for the Fund's Class K Shares. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows returns for the Standard & Poor's 500/ Citigroup Value Index (S&P 500/ CV), a broad-based market index and the Lipper Large-Cap Value Average (LLCVA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling in the respective categories indicated.

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(For the Periods Ended December 31, 2005)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 4. 29%	1. 60%	 7. 84%
Return After Taxes on Distributions [1]	 2. 40%	 1. 07%	 6. 45%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 4. 39%	 1. 22%	 6. 23%
S&P 500/ CV 2	 5. 85%	2. 44%	 9. 05%
LLCVA	 5. 73%	3. 14%	 8. 67%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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2 Effective December 16, 2005, the S&P Barra Value Index (S&P 500/BV) ceased to be the official style index and was replaced by the S&P 500/CV. The performance quoted reflects the performance of the S&P 500/BV through December 16, 2005 and the S&P 500/CV after that date.

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What are the Fund's Fees and Expenses?

FEDERATED AMERICAN LEADERS FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.65%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.64%

1 The percentages shown are based on expenses for the entire fiscal year ended March 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$167
3 Years	$517
5 Years	$892
10 Years	$1,944

What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth. The Fund's investment adviser (Adviser) attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings primarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows the strategy discussion.

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Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, seeking to limit the Fund's risk exposure with respect to individual securities and industry sectors.


The Fund's Adviser performs traditional fundamental analysis to select securities for the Fund that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

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The Adviser uses the value style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the Adviser uses the value style, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

The Adviser may invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. It may also invest directly in securities issued by a foreign company but traded in the United States. The Adviser invests primarily in the ADRs or securities of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

Because the Fund refers to American investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. equity or fixed-income investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

ADRs and Domestically Traded Securities of Foreign Issuers

American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.

DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and stock market risks, and may also expose the fund to liquidity and leverage risks.

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The Fund may trade in the following types of derivative contracts, including combinations thereof:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded over-the-counter (OTC) are frequently referred to as "forward contracts ." The Fund can buy or sell financial futures and index futures.


Options


Options are rights to buy or sell an underlying asset or instrument for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.


Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps and total return swaps.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect the sector.

RISKS RELATING TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

  Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS

  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as stock market, liquidity, and leverage risks.

What Do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund's Class K Shares do not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated." The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price or based on market quotations.

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How is the Fund Sold?

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The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA rollovers from such plans directly or through financial intermediaries. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the Fund.

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Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

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The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

William Dierker

William Dierker has been the primary Portfolio Manager of the Fund since October 2004. Mr. Dierker joined Federated in September 2004 as a Senior Portfolio Manager/Senior Vice President of the Fund's adviser. Mr. Dierker was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003. Mr. Dierker is a Chartered Financial Analyst. He received his B.S.B.A. in accounting from Xavier University.

Kevin R. McCloskey

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Kevin R. McCloskey has been a Portfolio Manager of the Fund . Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

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The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated March 31, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31				Period Ended
	2006	[1]	2005		3/31/2004	[2]
Net Asset Value, Beginning of Period	$24.46		$23.57		$17.74
Income From Investment Operations:
Net investment income	0.16	[3]	0.17		0.13
Net realized and unrealized gain on investments	1.85		0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	2.01		1.12		5.98
Less Distributions:
Distributions from net investment income	(0.18)		(0.23)		(0.15)
Distributions from net realized gain on investments	(2.28)		--		--
TOTAL DISTRIBUTIONS	(2.46)		(0.23)		(0.15)
Net Asset Value, End of Period	$24.01		$24.46		$23.57
Total Return [4]	8.58%		4.78	% [5]	33.76%

Ratios to Average Net Assets:
Net expenses	1.64	% [6]	1.63	% [6]	1.66	% [6,7]
Net investment income	0.66%		0.64%		0.54	% [7]
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [9]	0.00	% [7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,310		$18,095		$3,082
Portfolio turnover	49%		58%		29	% [10]

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

3 Based on average share outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005 and 2004 are 1.63%, 1.63% and 1.64%, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

10 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2006, which can be obtained free of charge.


Appendix A: Hypothetical Investment and Expense Information


The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED AMERICAN LEADERS FUND - CLASS K SHARES
ANNUAL EXPENSE RATIO: 1.64%
MAXIMUM FRONT-END SALES CHARGE: 0.00%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$166.76	$10,336.00
2	$10,336.00	$516.80	$10,852.80	$172.36	$10,683.29
3	$10,683.29	$534.16	$11,217.45	$178.15	$11,042.25
4	$11,042.25	$552.11	$11,594.36	$184.14	$11,413.27
5	$11,413.27	$570.66	$11,983.93	$190.32	$11,796.76
6	$11,796.76	$589.84	$12,386.60	$196.72	$12,193.13
7	$12,193.13	$609.66	$12,802.79	$203.33	$12,602.82
8	$12,602.82	$630.14	$13,232.96	$210.16	$13,026.27
9	$13,026.27	$651.31	$13,677.58	$217.22	$13,463.95
10	$13,463.95	$673.20	$14,137.15	$224.52	$13,916.34
Cumulative		$5,827.88		$1,943.68

A Statement of Additional Information (SAI) dated May 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-1704

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914509


28210 (5/06)


Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

FEDERATED AMERICAN LEADERS FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION

MAY 31, 2006

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES
CLASS K SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Class A Shares, Class B Shares,
Class C Shares, Class F Shares and Class K Shares of Federated American Leaders
Fund, Inc. (Fund), dated May 31, 2006. This SAI incorporates by reference the
Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

[GRAPHIC OMITTED][GRAPHIC OMITTED]          CONTENTS

                              How is the Fund Organized?......................2
                              --------------------------
                              Securities in Which the Fund Invests............2
                              ------------------------------------
                              What Do Shares Cost?............................7
                              --------------------
                              How is the Fund Sold?...........................9
                              ---------------------
                              Exchanging Securities for Shares...............10
                              --------------------------------
                              Subaccounting Services.........................11
                              ----------------------
                              Redemption in Kind                               [GRAPHIC OMITTED][GRAPHIC OMITTED]11
                              ------------------
                              Account and Share Information..................12
                              -----------------------------
                              Tax Information................................13
                              ---------------
                              Who Manages and Provides Services to the
                              -----------------------------------------
                              Fund?..........................................13
                              -----
                              How Does the Fund Measure Performance?.........30
                              --------------------------------------
                              Who is Federated Investors, Inc.?..............32
                              ---------------------------------
                              Financial Information..........................33
                              ---------------------
                              Investment Ratings.............................33
                              ------------------
                              Addresses........................................
                              Appendix.........................................
                              --------

                                                                               [GRAPHIC OMITTED][GRAPHIC OMITTED]

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on July 22, 1968.

The Board of Directors (the "Board") has established five classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares, Class F
Shares and Class K Shares (Shares). This SAI relates to all classes of Shares.
The Fund's investment adviser is Federated Equity Management Company of
Pennsylvania (Adviser). Prior to January 1, 2004, Federated Investment
Management Company was the Adviser to the Fund. Both the current Adviser and the former Adviser are wholly owned subsidiaries of Federated Investors, Inc.
(Federated).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the
Fund may invest:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Holders of preferred stock have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid to common stockholders. The issuer may, in certain circumstances, redeem the preferred stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o     it is  organized  under  the laws  of,  or has a  principal  office located in, another country;

o     the  principal  trading  market  for its  securities  is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least
      50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and stock market risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy/sell the following types of options:

CALL OPTIONS

A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o  Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o  Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS

A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o  Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and

o  Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive
(or pay) only the amount by which its payment under the contract is less than
(or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.
For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RATE OF RETURN SWAPS

Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed-upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.
  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risk.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Securities Lending
The Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks
o  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The
   Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
o  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
o  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the
   Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
o  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
   Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Risks Related to Investing for Value
o  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Credit Risks
o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
o  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Risks of Foreign Investing
o  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
   Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
   States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
   companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
   States.
o  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FIXED INCOME SECURITIES INVESTMENT RISKS
Interest Rate Risks
o  Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
   Fund will lose money.
o  Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default.
   Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
o  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
   (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risks
o  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

Risks Associated with Noninvestment Grade Securities
o     The Fund may invest in convertible securities rated below
   investment grade, also known as junk bonds. Such convertible securities generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Call Risks
o  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.
o  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Sector Risks
o  A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS
o  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
   Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks, such as stock market, credit, liquidity and leverage risks.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES The Fund's fundamental investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies. The investment objective may not be changed by the Fund's directors without shareholder approval.

Whenever deemed appropriate to the attainment of its investment objective, the
Fund may make investments in a particular industry which would result in up to
25% of its total assets, taken at market value, being invested in such industry.
If through market action the market value of the Fund's assets invested in a particular industry exceeds 25% of the market value of its total assets, the
Fund will not be required to make any reduction of its holdings in the particular industry.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance or purchase and sales of securities.

Borrowing Money
The Fund will not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and then: (1) only in amounts not in excess of 5% of the value of its total assets; or (2) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. The use of repurchase agreements and the borrowing provision in (2) above, is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment and will reduce net income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate its securities.

Diversification of Investments
The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the total assets (taken at market value) to be invested in the securities of such issuer, except U.S. government securities as defined in the Investment Company Act of 1940 (1940 Act), and will not purchase more than 10% of any class of voting securities of any one issuer.

Investing in Securities of Other Investment Companies The Fund will not purchase securities of other investment companies or investment trusts, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary brokerage commissions or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation.

Investing In New Issuers
The Fund will not invest more than 5% of its total assets (taken at market value) in securities of issuers which have a record of less than three years of continuous operation, including, however, in such three years the operation of any predecessor company or companies, partnership, or individual enterprise if the issuer whose securities are proposed as investment for funds of the Fund has come into existence as a result or a merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise.

Investing in Issuers whose Securities are Owned by Officers of the Fund The Fund will not purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or
Director of the Fund or is a member, officer, director or trustee of the investment adviser, if at the time of or after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than
1/2 of 1% of the shares or securities, or both (all taken at market value) of such issuer and such persons owning more than one-half of one percent (1/2%) of such shares or together own beneficially more than 5% of such shares or securities, or both (all taken at market value).

Underwriting
The Fund will not underwrite or engage in agency distribution of securities issued by others; provided, however, that this shall not be construed to prevent or limit in any manner the power of the Fund to purchase securities for investment as herein provided.

Investing in Commodities or Real Estate
The Fund will not invest in commodities, commodity contracts, or real estate.

Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of U.S. government securities, bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation.)

Acquiring Securities
The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of any class of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's investment adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, the Directors and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

Concentration of Investments
The Fund will not invest more than 25% of the value of its total assets in any one industry.

Issuing Senior Securities The Fund will not issue senior securities.

Investing in Restricted Securities
The Fund will not purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

 Investing in Securities of Other Investment Companies The Fund is
prohibited from investing in other registered investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.

RULE 12b-1 PLAN (CLASS B SHARES, CLASS C SHARES AND CLASS K SHARES)  As
a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES The Distributor may pay
out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the
Adviser). While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
 The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.
The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
 The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

 Other Benefits to Financial Intermediaries From time to time, the
Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the
Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class
B Shares, Class C Shares and Class F Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended March 31:


                         2006                                2005                              2004
             Total Sales        Amount          Total Sales     Amount Retained    Total Sales        Amount
               Charges         Retained           Charges                            Charges         Retained
Class A       $1,942,097       $209,405         $2,904,409          $319,059        $3,959,209       $425,385
Shares
Class B           $0              $0            $1,394,423             $0           $1,873,888          $0
Shares
Class C        $21,116           $34              $53,349           $11,193          $76,044          $4,340
Shares
Class F        $10,726           $19              $10,091            $3,172           $7,796          $1,643
Shares
-------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

 Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.


As of May 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland
Heights, MO owned approximately 21,691,207 Shares (34.28%).

As of May 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland
Heights, MO owned approximately 3,307,580 Shares (14.04%) and Pershing LLC,
Jersey City, NJ owned approximately 2,297,235 Shares (9.75%).

As of May 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland
Heights, MO owned approximately 554,623 Shares (11.97%), MLPF& S,
Jacksonville, FL owned approximately 491,668 Shares (10.61%), Citigroup Global
Markets Inc., New York, NY owned approximately 404,560 Shares (8.73%) and
Pershing LLC, Jersey City, NJ owned approximately 339,645 Shares (7.33%).

As of May 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF& S, Jacksonville, FL owned approximately 291,181 Shares (12.80%), Edward Jones & Co., Maryland
Heights, MO owned approximately 262,046 Shares (11.52%) and Pershing LLC, Jersey
City, NJ owned approximately 175,323 Shares (7.71%).

As of May 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares: Planmember Services Corp., UMB
Bank NA, Kansas City, MO owned approximately 1,895,962 Shares (87.04%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Jones Financial Companies; organized in the state of Missouri.

Planmember Services Corp. is organized in the state of California and is a subsidiary of Planmember Financial Corp.; organized in the state of California.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

 FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2005, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies
(comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of May 1, 2006, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Class A Shares, Class B Shares, Class C Shares, Class
F Shares and Class K Shares.

 INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

         Name
      Birth Date                                                         Aggregate         Total Compensation
       Address            Principal Occupation(s) for Past Five         Compensation         From Fund and
 Positions Held with                      Years,                         From Fund           Federated Fund
         Fund             Other Directorships Held and Previous         (past fiscal            Complex
  Date Service Began                   Position(s)                         year)          (past calendar year)
John F. Donahue*         Principal Occupations: Director or                  $0                    $0
Birth Date: July 28,     Trustee of the Federated Fund Complex;
1924                     Chairman and Director, Federated
DIRECTOR                 Investors, Inc.
Began serving: July
1968                     Previous Positions: Chairman of the
                         Federated Fund Complex; Trustee,
                         Federated Investment Management Company
                         and Chairman and Director, Federated
                             Investment Counseling.

J. Christopher           Principal Occupations: Principal                    $0                    $0
Donahue*                 Executive Officer and President of the
Birth Date: April 11,    Federated Fund Complex; Director or
1949                     Trustee of some of the Funds in the
PRESIDENT AND DIRECTOR   Federated Fund Complex; President,
Began serving:           Chief Executive Officer and Director,
October 1999             Federated Investors, Inc.; Chairman and
                         Trustee, Federated Investment Management Company;
                         Trustee, Federated Investment Counseling; Chairman and
                         Director, Federated Global Investment Management Corp.;
                         Chairman, Federated Equity Management Company of
                         Pennsylvania, Passport Research, Ltd. (Investment
                         advisory subsidiary of Federated) and Passport Research
                         II, Ltd. (Investment advisory subsidiary of Federated);
                         Trustee, Federated Shareholder Services Company;
                         Director, Federated Services Company.

                         Previous Positions: President,
                         Federated Investment Counseling;
                         President and Chief Executive Officer,
                         Federated Investment Management
                         Company, Federated Global Investment
                         Management Corp. and Passport Research,
                         Ltd.

Lawrence D. Ellis,       Principal Occupations: Director or              $2,798.91              $148,500
M.D.*                    Trustee of the Federated Fund Complex;
Birth Date: October      Professor of Medicine, University of
11, 1932                 Pittsburgh; Medical Director,
3471 Fifth Avenue        University of Pittsburgh Medical Center
Suite 1111               Downtown; Hematologist, Oncologist and
Pittsburgh, PA           Internist, University of Pittsburgh
DIRECTOR                 Medical Center.
Began serving: August
1987                     Other Directorships Held: Member,
                         National Board of Trustees, Leukemia
                               Society of America.

                         Previous Positions: Trustee, University
                         of Pittsburgh; Director, University of
                           Pittsburgh Medical Center.

-------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

         Name                                                                              Total
      Birth Date                                                    Aggregate          Compensation
        Address             Principal Occupation(s) for Past      Compensation           From Fund
  Positions Held with                 Five Years,                   From Fund               and
         Fund                 Other Directorships Held and        (past fiscal        Federated Fund
  Date Service Began              Previous Position(s)                year)               Complex
                                                                                      (past calendar
                                                                                           year)
Thomas G. Bigley           Principal Occupation: Director or        $3,078.81            $163,350
Birth Date: February       Trustee of the Federated Fund
3, 1934                    Complex.
15 Old Timber Trail
Pittsburgh, PA             Other Directorships Held:
DIRECTOR                   Director, Member of Executive
Began serving:             Committee, Children's Hospital of
November 1994              Pittsburgh; Director, University
                                 of Pittsburgh.

                           Previous Position: Senior
                           Partner, Ernst & Young LLP.

John T. Conroy, Jr.        Principal Occupations: Director          $3,078.81            $163,350
Birth Date: June 23,       or Trustee of the Federated Fund
1937                       Complex; Chairman of the Board,
Investment Properties      Investment Properties
Corporation                Corporation; Partner or Trustee
3838 North Tamiami         in private real estate ventures
Trail                      in Southwest Florida.
Suite 402
Naples, FL                 Previous Positions: President,
DIRECTOR                   Investment Properties
Began serving: August      Corporation; Senior Vice
1991                       President, John R. Wood and
                           Associates, Inc., Realtors;
                           President, Naples Property
                           Management, Inc. and Northgate
                           Village Development Corporation.

Nicholas P.                Principal Occupation: Director or        $3,078.81            $163,350
Constantakis               Trustee of the Federated Fund
Birth Date: September      Complex.
3, 1939
175 Woodshire Drive        Other Directorships Held:
Pittsburgh, PA             Director and Member of the Audit
DIRECTOR                   Committee, Michael Baker
Began serving: October     Corporation (engineering and
1999                       energy services worldwide).

                           Previous Position: Partner,
                             Andersen Worldwide SC.

John F. Cunningham         Principal Occupation: Director or        $2,798.91            $148,500
Birth Date: March 5,       Trustee of the Federated Fund
1943                       Complex.
353 El Brillo Way
Palm Beach, FL             Other Directorships Held:
DIRECTOR                   Chairman, President and Chief
Began serving: April       Executive Officer, Cunningham
1999                       & Co., Inc. (strategic
                           business consulting); Trustee
                           Associate, Boston College.

                           Previous Positions: Director,
                           Redgate Communications and EMC
                           Corporation (computer storage
                           systems); Chairman of the Board
                           and Chief Executive Officer,
                           Computer Consoles, Inc.;
                           President and Chief Operating
                           Officer, Wang Laboratories;
                           Director, First National Bank of
                           Boston; Director, Apollo
                           Computer, Inc.

Peter E. Madden            Principal Occupation: Director or        $2,798.91            $148,500
Birth Date: March 16,      Trustee of the Federated Fund
1942                       Complex.
One Royal Palm Way
100 Royal Palm Way         Other Directorships Held: Board
Palm Beach, FL             of Overseers, Babson College.
DIRECTOR
Began serving: August      Previous Positions:
1991                       Representative, Commonwealth of Massachusetts General
                           Court; President, State Street Bank and Trust Company
                           and State Street Corporation (retired); Director,
                           VISA USA and VISA International; Chairman and
                           Director, Massachusetts Bankers Association;
                           Director, Depository Trust Corporation; Director, The
                           Boston Stock Exchange.

Charles F. Mansfield,      Principal Occupations: Director          $3,078.81            $163,350
Jr.                        or Trustee of the Federated Fund
Birth Date: April 10,      Complex; Management Consultant.
1945
80 South Road              Previous Positions: Chief
Westhampton Beach, NY      Executive Officer, PBTC
DIRECTOR                   International Bank; Partner,
Began serving: April       Arthur Young & Company (now
1999                       Ernst & Young LLP); Chief
                           Financial Officer of Retail Banking Sector, Chase
                           Manhattan Bank; Senior Vice President, HSBC Bank USA
                           (formerly, Marine Midland Bank); Vice President,
                           Citibank; Assistant Professor of Banking and Finance,
                           Frank G. Zarb School of Business, Hofstra University;
                           Executive Vice President DVC Group, Inc.

John E. Murray, Jr.,       Principal Occupations: Director          $3,358.70            $178,200
J.D., S.J.D.               or Trustee, and Chairman of the
Birth Date: December       Board of Directors or Trustees,
20, 1932                   of the Federated Fund Complex;
Chancellor, Duquesne       Chancellor and Law Professor,
University                 Duquesne University; Partner,
Pittsburgh, PA             Murray, Hogue & Lannis.
CHAIRMAN AND DIRECTOR
Began serving:             Other Directorships Held:
February 1995              Director, Michael Baker Corp.
                           (engineering, construction,
                           operations and technical
                           services).

                           Previous Positions: President,
                           Duquesne University; Dean and
                           Professor of Law, University of
                           Pittsburgh School of Law; Dean
                           and Professor of Law, Villanova
                           University School of Law.

Marjorie P. Smuts          Principal Occupations:  Director         $2,798.91            $148,500
Birth Date: June 21,       or Trustee of the Federated Fund
1935                       Complex; Public
4905 Bayard Street         Relations/Marketing
Pittsburgh, PA             Consultant/Conference Coordinator.
DIRECTOR
Began serving:             Previous Positions: National
February 1984              Spokesperson, Aluminum Company of
                           America; television producer;
                           President, Marj Palmer Assoc.;
                              Owner, Scandia Bord.

John S. Walsh              Principal Occupations:  Director         $2,798.91            $148,500
Birth Date: November       or Trustee of the Federated Fund
28, 1957                   Complex; President and Director,
2604 William Drive         Heat Wagon, Inc. (manufacturer of
Valparaiso, IN             construction temporary heaters);
DIRECTOR                   President and Director,
Began serving: April       Manufacturers Products, Inc.
1999                       (distributor of portable
                           construction heaters); President,
                           Portable Heater Parts, a division
                           of Manufacturers Products, Inc.

                           Previous Position: Vice
                           President, Walsh & Kelly, Inc.

James F. Will              Principal Occupations:  Vice               $0.00                $0.00
-----------------------    Chancellor and President, Saint
Birth Date:  October       Vincent College.
12, 1938
Saint Vincent College      Other Directorships Held:
Latrobe, PA                Alleghany Corporation.
DIRECTOR
Began serving: April       Previous Positions: Chairman,
2006                       President and Chief Executive
                           Officer, Armco, Inc.; President
                           and Chief Executive Officer,
                           Cyclops Industries; President and
                           Chief Operating Officer, Kaiser
                           Steel Corporation.


 OFFICERS**

             Name
          Birth Date
            Address
   Positions Held with Fund
-------------------------------     Principal Occupation(s) and Previous Position(s)
      Date Service Began
John W. McGonigle              Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938   Secretary of the Federated Fund Complex; Vice Chairman,
EXECUTIVE VICE PRESIDENT AND   Executive Vice President, Secretary and Director,
SECRETARY                      Federated Investors, Inc.
Began serving: May 1969
                               Previous Positions: Trustee, Federated Investment
                               Management Company and Federated Investment Counseling;
                               Director, Federated Global Investment Management Corp.,
                               Federated Services Company and Federated Securities Corp.

Richard A. Novak               Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963  Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                      President, Federated Administrative Services. ; Financial
Began serving: January 2006    and Operations Principal for Federated Securities Corp.,
                               Edgewood Services, Inc. and Southpointe Distribution
                               Services, Inc.; Senior Vice President and Controller of
                               Federated Investors, Inc.

                               Previous Positions: Vice President, Finance of Federated
                               Services Company; held various financial management
                               positions within The Mercy Hospital of Pittsburgh;
                               Auditor, Arthur Andersen & Co.

Brian P. Bouda                 Principal Occupations: Senior Vice President and Chief
Birth Date: February 28, 1947  Compliance Officer of the Federated Fund Complex; Vice
SENIOR VICE PRESIDENT          President and Chief Compliance Officer of Federated
Began serving: January 2006    Investors, Inc.; and Chief Compliance Officer of its
                               subsidiaries. Mr. Bouda joined Federated in 1999
                               and is a member of the American Bar Association
                               and the State Bar Association of Wisconsin.

Richard B. Fisher              Principal Occupations: Vice Chairman or Vice President of
Birth Date: May 17, 1923       some of the Funds in the Federated Fund Complex; Vice
VICE PRESIDENT                 Chairman, Federated Investors, Inc.; Chairman, Federated
Began serving: May 1976        Securities Corp.

                               Previous Positions: President and Director or Trustee of
                               some of the Funds in the Federated Fund Complex;
                               Executive Vice President, Federated Investors, Inc. and
                               Director and Chief Executive Officer, Federated
                               Securities Corp.

Stephen F. Auth                Principal Occupations: Chief Investment Officer of this
Birth Date: September 3, 1956  Fund and various other Funds in the Federated Fund
CHIEF INVESTMENT OFFICER       Complex; Executive Vice President, Federated Investment
Began serving: November 2002   Counseling, Federated Global Investment Management Corp.,
                               Federated Equity Management Company of Pennsylvania and
                               Passport Research II, Ltd. (Investment advisory
                               subsidiary of Federated).

                               Previous Positions: Executive Vice President, Federated
                               Investment Management Company, and Passport Research,
                               Ltd. (Investment advisory subsidiary of Federated);
                               Senior Vice President, Global Portfolio Management
                               Services Division; Senior Vice President, Federated
                               Investment Management Company and Passport Research,
                               Ltd.; Senior Managing Director and Portfolio Manager,
                               Prudential Investments.

** Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------

 COMMITTEES OF THE BOARD

                                                                                       Meetings
    Board            Committee                                                            Held
  Committee           Members                      Committee Functions                 During
                                                                                          Last
                                                                                       Fiscal
                                                                                          Year
Executive        John F. Donahue       In between meetings of the full Board, the         Five
                 John E. Murray,       Executive Committee generally may exercise
                 Jr., J.D., S.J.D.     all the powers of the full Board in the
                 ------------------    management and direction of the business
                 John S. Walsh         and conduct of the affairs of the
                                       Corporation in such manner as the
                                       Executive Committee shall deem to be in
                                       the best interests of the Corporation.
                                       However, the Executive Committee cannot
                                       elect or remove Board members, increase
                                       or decrease the number of Directors,
                                       elect or remove any Officer, declare
                                       dividends, issue shares or recommend to
                                       shareholders any action requiring
                                       shareholder approval.

Audit            Thomas G. Bigley      The purposes of the Audit Committee are to         Nine
                 John T. Conroy,       oversee the accounting and financial
                 Jr.                   reporting process of the Fund the Fund`s
                 Nicholas P.           internal control over financial reporting,
                 Constantakis          and the quality, integrity and independent
                 Charles F.            audit of the Fund`s financial statements.
                 Mansfield, Jr.        The Committee also oversees or assists the
                                       Board with the oversight of compliance
                                       with legal requirements relating to those
                                       matters, approves the engagement and
                                       reviews the qualifications, independence
                                       and performance of the Fund`s independent
                                       registered public accounting firm, acts
                                       as a liaison between the independent
                                       registered public accounting firm and the
                                       Board and reviews the Fund`s internal
                                       audit function.

Nominating       Thomas G. Bigley      The Nominating Committee, whose members            Two
                 John T. Conroy,       consist of all Independent Directors,
                 Jr.                   selects and nominates persons for election
                 Nicholas P.           to the Fund's Board when vacancies occur.
                 Constantakis          The Committee will consider candidates
                 John F. Cunningham    recommended by shareholders, Independent
                 Peter E. Madden       Directors, officers or employees of any of
                 Charles F.            the Fund`s agents or service providers and
                 Mansfield, Jr.        counsel to the Fund. Any shareholder who
                 John E. Murray,       desires to have an individual considered
                 Jr.                   for nomination by the Committee must submit
                 Marjorie P. Smuts     a recommendation in writing to the
                 John S. Walsh         Secretary of the Fund, at the Fund's
                 James F. Will         address appearing on the back cover of this
                                       Statement of Additional Information. The
                                       recommendation should include the name
                                       and address of both the shareholder and
                                       the candidate and detailed information
                                       concerning the candidate's qualifications
                                       and experience. In identifying and
                                       evaluating candidates for consideration,
                                       the Committee shall consider such factors
                                       as it deems appropriate. Those factors
                                       will ordinarily include: integrity,
                                       intelligence, collegiality, judgment,
                                       diversity, skill, business and other
                                       experience, qualification as an
                                       "Independent Director," the existence of
                                       material relationships which may create
                                       the appearance of a lack of independence,
                                       financial or accounting knowledge and
                                       experience, and dedication and
                                       willingness to devote the time and
                                       attention necessary to fulfill Board
                                       responsibilities.


 BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED
FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2005

                                                   Aggregate
                           Dollar Range of      Dollar Range of
                            Shares Owned        Shares Owned in
       Interested           in Federated           Federated
   Board Member Name          American             Family of
                            Leaders Fund,          Investment
                                Inc.               Companies
John F. Donahue             Over $100,000        Over $100,000
J. Christopher Donahue     $10,001-$50,000       Over $100,000
Lawrence D. Ellis, M.D.      $1-$10,000          Over $100,000

Independent
Board Member Name
Thomas G. Bigley                None             Over $100,000
John T. Conroy, Jr.             None             Over $100,000
Nicholas P. Constantakis        None             Over $100,000
John F. Cunningham              None             Over $100,000
Peter E. Madden                 None             Over $100,000
Charles F. Mansfield,           None             Over $100,000
Jr.
John E. Murray, Jr.,            None             Over $100,000
J.D., S.J.D.
Marjorie P. Smuts               None             Over $100,000
John S. Walsh                   None             Over $100,000
James F. Will                   None                  None

-------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Portfolio Manager Information
 The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                 Total Number of
 Other Accounts Managed by            Other
 William Dierker                Accounts Managed/
                                  Total Assets*
 Registered Investment          3 funds / 532.31
 Companies                           million
 Other Pooled Investment                0
 Vehicles
 Other Accounts                         0
* None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: $500,001-$1,000,000.

William Dierker is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are Four weighted performance categories in the Balanced
Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction
and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis versus the Fund's benchmark (i.e. S&P 500/Citigroup Value Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years;
accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Dierker is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The IPP score is calculated with an equal weighting of each account managed by the portfolio manager. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's accounts (assets under management and revenues), net flows relative to industry trends for the product category, supporting the appropriate number of accounts to improve efficiency and enhance strong account performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                                                                 Number of Other
                                                               Accounts Managed/
                                Total Number of Other           Total Assets
Other Accounts Managed by         Accounts Managed/          that are Subject to
Kevin McCloskey                      Total Assets             Performance Fees
Registered Investment            4 funds / $1,323.69                  0
Companies                              million
Other Pooled Investment                   0                           0
Vehicles
Other Accounts                   4 accounts / $70.11     1 account / $17.32 million
                                       million

-------------------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None

Kevin McCloskey is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are Four weighted performance categories in the Balanced
Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction
and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is calculated with an equal weighting of certain other accounts managed by the portfolio manager. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis versus account benchmarks, and on a rolling 3 and 5 calendar year pre-tax total return basis versus designated peer groups of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. The
IPP score can be reduced based on management's assessment of the account's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's accounts (assets under management and revenues), net flows relative to industry trends for the product category, supporting the appropriate number of accounts to improve efficiency and enhance strong account performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting
Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
 FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days
(or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

 BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION When
selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The
Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the
Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On March 31, 2006, the Fund owned securities of the following regular broker/dealers:

Broker Dealer    Value of Securities Owned
Morgan Stanley                  61,632,702
Merrill Lynch                   51,271,628
Citigroup                       67,491,670
Bank of America                 56,066,024


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

 For the fiscal year ended, March 31, 2006, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $2,022,812,640 for which the Fund paid $2,977,352 in brokerage commissions.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                     Average Aggregate Daily
 Maximum Administrative            Net Assets of the Federated
           Fee                                Funds
       0.150 of 1%                   on the first $5 billion
       0.125 of 1%                    on the next $5 billion
       0.100 of 1%                   on the next $10 billion
       0.075 of 1%                  on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
-------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
 State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 The independent registered public accounting firm for the Fund, Ernst
& Young LLP, conducts its audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

--------------------------          2006                2005        ------------
For the Year Ended March                                                2004
31
Advisory Fee Earned             $16,090,643          $17,223,105    $16,770,358
Advisory Fee Reduction               $0                  $0              $0
Advisory Fee Reimbursement           $0                 $936           $3,469
Brokerage Commissions            $3,400,800          $4,487,160      $1,897,203
Administrative Fee               $1,885,354          $2,007,139      $1,937,414
12b-1 Fee:
 Class B Shares                  $5,193,990              --              --
 Class C Shares                   $887,771               --              --
 Class K Shares                   $133,249               --              --
Shareholder Services Fee:
  Class A Shares                 $3,901,022              --              --
  Class B Shares                 $1,731,330              --              --
  Class C Shares                  $294,744               --              --
  Class F Shares                  $156,970               --              --
-------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended
March 31, 2006.

Yield is given for the 30-day period ended March 31, 2006.

                        30-Day Period     1 Year       5 Years       10 Years
Class A Shares:
Total Return
  Before Taxes              N/A           3.10%         2.34%         7.46%
  After Taxes on            N/A           1.09%         1.68%         5.89%
  Distributions
  After Taxes on
  Distributions and         N/A           3.53%         1.78%         5.73%
  Sale of Shares
Yield                      0.98%           N/A           N/A           N/A

-------------------------------------------------------------------------

                        30-Day Period     1 Year       5 Years       10 Years
Class B Shares:
Total Return
  Before Taxes              N/A           2.79%         2.36%         7.41%
  After Taxes on            N/A           0.99%         1.93%         6.06%
  Distributions
  After Taxes on
  Distributions and         N/A           3.42%         1.92%         5.85%
  Sale of Shares
Yield                      0.25%           N/A           N/A           N/A

-------------------------------------------------------------------------

                        30-Day Period     1 Year       5 Years       10 Years
Class C Shares:
Total Return
  Before Taxes              N/A           6.17%         2.51%         7.13%
  After Taxes on            N/A           4.37%         2.09%         5.84%
  Distributions
  After Taxes on
  Distributions and         N/A           5.59%         2.05%         5.63%
  Sale of Shares
Yield                      0.26%           N/A           N/A           N/A

-------------------------------------------------------------------------

                        30-Day Period     1 Year       5 Years       10 Years
Class F Shares:
Total Return
  Before Taxes              N/A           7.04%         3.30%         7.95%
  After Taxes on            N/A           4.92%         2.63%         6.37%
  Distributions
  After Taxes on                          6.16%         2.60%         6.18%
  Distributions and         N/A
  Sale of Shares
Yield                      1.04%           N/A           N/A           N/A

-------------------------------------------------------------------------

                        30-Day Period     1 Year       5 Years       10 Years
Class K Shares:
Total Return
  Before Taxes              N/A           8.58%         3.02%          7.56%
  After Taxes on            N/A           6.62%         2.48%          6.17%
  Distributions
  After Taxes on                          7.18%         2.42%          5.96%
  Distributions and         N/A         ----------
  Sale of Shares
Yield                      0.59%           N/A           N/A            N/A

-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

 To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.

S&P 500 Index
An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 S&P 500/Citigroup Value Index  A market
capitalization-weighted index of the stocks in the Standard & Poor's 500
Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund
Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
 As of December 31, 2005, Federated managed 35 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
 As of December 31, 2005, Federated managed 33 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating
$16.0 billion.

Tax Free Fixed Income
 As of December 31, 2005, Federated managed 15 municipal bond funds with approximately $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
 As of December 31, 2005, Federated managed $145.3 billion in assets across 53 money market funds, including 18 government, 12 prime, 22 municipal and 1 euro-denominated with assets approximating $54.9 billion, $62.6 billion,
$27.6 billion and $113.8 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

 The Financial Statements for the Fund for the fiscal year ended March
31, 2006 are incorporated herein by reference to the Annual Report to
Shareholders of Federated American Leaders Fund, Inc. dated
March 31, 2006.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS AAA--Highest credit quality.
'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS Prime-1--Issuers rated
Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

b--Very Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

ccc, cc, c--Extremely Speculative. Assigned to issues where the issuer has, in
A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing)
and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED AMERICAN LEADERS FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIANS
State Street Bank and Trust Company

SECURITIES LENDING AGENT
 Citigroup

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
Reuters
 Standard & Poor's  FT Interactive Data  Bear
Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
 Astec Consulting Group, Inc.

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

(a)   (i)         Conformed copy of Articles of Incorporation of
                  the Registrant as restated; (4)
      (ii)        Conformed copy of Amendment 9 to the Articles of
                  Incorporation of the Registrant as restated; (4)
      (iii)       Conformed copy of Amendment 10 to the Articles of
                  Incorporation of the Registrant as restated; (11)
      (iv)        Conformed copy of Amendment 11 to the Articles of
                  Incorporation of the Registrant as restated; (11)
                  Conformed copy of Amendment 12 to the Articles of
                  Incorporation of the Registrant as restated; (11)
                  Conformed copy of Amendment 13 to the Articles of
                  Incorporation of the Registrant as restated; (15)
(b)   (i)         Copy of Amended and Restated By-Laws of the
                  Registrant; (4)
      (ii)        Copy of Amendment No. 12 to the By-Laws of the
                  Registrant; (8)
      (iii)       Copy of Amendment No. 13 to the By-Laws of the
                  Registrant; (8)
      (iv)        Copy of Amendment No. 14 to the By-Laws of the
                  Registrant; (8)
      (v)         Copy of Amendment No. 15 to the By-Laws of the
                  Registrant; (12)
      (vi)        Copy of Amendment No. 16 to the By-Laws of the
                  Registrant; (15)
      (vii)       Copy of Amendment No. 17 to the By-Laws of the Registrant; +
      (viii)      Copy of Amendment No. 18 to the By-Laws of the Registrant; +
      (ix)        Copy of Amendment No. 19 to the By-Laws of the Registrant; +
(c)               Copy of Specimen Certificate for
                  Shares of Capital Stock of the
                  Registrant; (1)
(d)   (i)         Conformed copy of Investment Advisory Contract
                  of the Registrant; (4)
                  Conformed copy of Amendment to the Investment
                  Advisory Contract of the Registrant; (11)
                  Conformed copy of Assignment to the Investment
                  Advisory Contract; (14)
(e)   (i)         Conformed copy of Distributor's Contract of
                  the Registrant including Exhibits A, B and C; (3)
      (ii)        Conformed copy of Exhibit D to the Distributor's
                  Contract of the Registrant; (4)
      (iii)       Conformed copy of Exhibit E to the Distributor's
                  Contract of the Registrant; (13)
      (iv)        Conformed copy of Amendment to the Distributor's
                  Contract of the Registrant; (11)
      (v)         Conformed copy of Distributor's Contract (Class B
                  Shares); (7)
      (vi)        Conformed copy of Amendment to Distributor's
                  Contract (Class B Shares); (11)
      (vii)       The Registrant hereby incorporates
                  the conformed copy of the specimen
                  Mutual Funds Sales and Service
                  Agreement; Mutual Funds Service
                  Agreement; and Plan Trustee/Mutual
                  Funds Service Agreement from Item
                  24(b)(6) of the Cash Trust Series
                  II Registration Statement on Form
                  N-1A, filed with the Commission on
                  July 24, 1995. (File Nos. 33-38550
                  and 811-6269);
(f)               Not applicable;
(g)  (i)          Conformed copy of Custodian
                  Agreement of the Registrant; (4)
      (ii)        Conformed copy of Custodian Fee
                  Schedule; (7)
      (iii)       Conformed copy of Amendment to the Custodian
                  Agreement of the Registrant; (12)
(h)   (i)         Conformed copy of Amended and Restated
                  Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency Services,
                  and Custody Services Procurement; (8)
      (ii)        Conformed copy of Amendment to Agreement for Fund
                  Accounting Services, Administrative Services, Transfer Agency
                  Services, and Custody Services Procurement; (12)
      (iii)       Conformed copy of Principal Shareholder Services
                  Agreement (Class B Shares); (7)
      (iv)        Conformed copy of Shareholder Services Agreement (Class B
                  Shares); (7)
      (v)         The responses described in Item 23(e)(vi) are hereby
                  incorporated by reference;
      (vi)        The Registrant hereby incorporates
                  the conformed copy Amendment No. 2
                  to the Amended and Restated
                  Agreement for Fund Accounting
                  Services, Administrative Services,
                  Transfer Agency Services and
                  Custody Services Procurement from
                  Item 23 (h)(v) of the Federated
                  U.S. Government Securities: 2-5
                  Years Registration Statement on
                  Form N-1A, filed with the
                  Commission on March 30, 2004. (File
                  Nos. 2-75769 and 811-3387);
      (vii)       The Registrant hereby incorporates
                  the conformed copy Amendment No. 3
                  to the Amended and Restated
                  Agreement for Fund Accounting
                  Services, Administrative Services,
                  Transfer Agency Services and
                  Custody Services Procurement from
                  Item 23 (h)(v) of the Federated
                  U.S. Government Securities: 2-5
                  Years Registration Statement on
                  Form N-1A, filed with the
                  Commission on March 30, 2004. (File
                  Nos. 2-75769 and 811-3387);
      (viii)      The Registrant hereby incorporates
                  by reference the conformed copy of
                  the Agreement for Administrative
                  Services from Item 23 (h) (vix) of
                  the Federated Index Trust
                  Registration Statement on Form
                  N-1A, filed with the Commission on
                  December 30, 2003. (File Nos.
                  33-33852 and 811-8161).
      (ix)        The Registrant hereby incorporates by reference the
                  conformed copy of the Financial Administration and Accounting
                  Services Agreement from Item 23 (h) (v) of the Federated
                  Limited Duration Government Fund, Inc. Registration Statement
                  on Form N-1A, filed with the Commission on April 26, 2004.
                  (File Nos. 33-41004 and 811-6307).
      (x)         The Registrant hereby incorporates by reference the
                  conformed copy of the Second Amended and Restated Services
                  Agreement, with attached Schedule 1 revised 6/30/04, from Item
                  (h) (vii) of Cash Trust Series, Inc. Registration Statement on
                  Form N-1A, filed with the Commission on July 29, 2004. (File
                  Nos. 33-29838 and 811-5843) (xi) The Registrant hereby
                  incorporates by reference the conformed copy of the Financial
                  Administration and Accounting Services Agreement, with
                  attached Exhibit A revised 6/30/04, from Item (h) (vii) of
                  Cash Trust Series, Inc. Registration Statement on Form N-1A,
                  filed with the Commission on July 29, 2004. (File Nos.
                  33-29838 and 811-5843);
       (xii)      The Registrant hereby
                  incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total
                  Return Series, Inc. Registration Statement on Form N- 1A,
                  filed with the Commission on November 29, 2004. (File Nos. 33-
                  50773 and 811-7115);
       (xiii)     The Registrant hereby incorporates
                  the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust
                  Company from Item (h)(ix)of the Federated Total Return
                  Government Bond Fund Registration Statement on Form N- 1A,
                  filed with the Commission on April 28, 2005. (File Nos.
                  33-60411 and 811-07309);
        (xiv)     The Registrant hereby
                  incorporates by reference the conformed copy of Amendment No.
                  3 to the Agreement for Administrative Services between
                  Federated Administrative Services Company and the Registrant
                  dated June 1, 2005, from Item 23(h) (ii) of the Cash Trust
                  Series, Inc. Registration Statement on Form N- 1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and
                  811-5843);
(i)               Conformed copy of Opinion of Consent of Counsel as
                  to legality of shares being registered; (1)
(j)               Conformed Copy of Consent of
                  Independent Public Accountants; +
(k)               Not applicable;
(l)               Conformed copy of Initial Capital
                  Understanding; (1)
(m)   (i)         Conformed copy of Rule 12b-1 Plan
                  of the Registrant; (3)
      (ii)        Conformed copy of Exhibit A to the
                  Rule 12b-1 Plan of the Registrant; (4)
      (iii)       Conformed copy of Exhibit C to the Rule 12b-1 Plan
                  of the Registrant; (13)
      (iv)        Conformed Copy of Exhibit 1 and Schedule A to the 12b-1
                  Distribution Plan (Class B Shares) of the Registrant; (7)
      (v)         Conformed copy of Distribution Plan of the Registrant; (14)
      (vi)        The responses described in Item
                  23(e)(vi) are hereby incorporated by reference;
(n)               The Registrant hereby incorporates
                  the conformed copy of the Multiple
                  Class Plan from Item (n) of the
                  Federated Income Trust Registration
                  Statement on Form N-1A, filed with
                  the Commission on March 31, 2005.
                  (File Nos. 2-75366 and 811-3352).
(o)               (i) Conformed copy of Power of Attorney of the
                  Registrant; (10)
      (ii)        Conformed copy of Power of Attorney of Director of
                  the Registrant; (9)
      (iii)       Conformed copy of Power of Attorney of Chairman
                  and President of the Registrant; (12)
      (iv)        Conformed copy of Power of Attorney of Chief
                  Investment Officer of the Registrant; (12)
      (v)         Conformed copy of Power of Attorney of Director of
                  the Registrant; +
      (vi)        Conformed copy of Power of Attorney of Treasurer
                  of the Registrant; +
(p)               The Registrant hereby incorporates
                  the conformed copy of the Federated
                  Investors, Inc. Code of Ethics for
                  Access Persons, effective 1/1/2005,
                  from Item 23(p) of the Money Market
                  Obligations Trust Registration
                  Statement on Form N-1A filed with
                  the Commission on February 25,
                  2005. (File Nos. 33-31602 and
                  811-5950).

------------------------------------------------------------------
+     All exhibits have been filed electronically.
1.    Response  is   incorporated  by  reference  to  Registrant's
      Initial  Registration  Statement on Form S-5 filed August 5,
      1968. (File Nos. 2-29786 and 811-1704.)
2.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 47 on Form N-1A filed July 26, 1989. (File Nos. 2-29786 and
      811-1704)
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and
      811-1704)
4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and
      811-1704)
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 64 on Form N-1A filed May 28, 1998. (File Nos. 2-29786 and
      811-1704)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 65 on Form N-1A filed March 30, 1999. (File Nos. 2-29786 and
      811-1704)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 66 on Form N-1A filed May 27, 1999. (File Nos. 2-29786 and
      811-1704)
10.   Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 67 on Form N-1A filed May 25, 2000.
      (File Nos. 2-29786 and 811-1704)
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 69 on Form N-1A filed May 29, 2002. (File Nos. 2-29786 and
      811-1704)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment 70 on form N-1A filed February 7, 2003. (File Nos. 2-29786 and
      811-1704)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment 71 on form N-1A filed March 31, 2003. (File Nos. 2-29786 and
      811-1704)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment 73 on form N-1A filed June 1, 2004. (File Nos. 2-29786 and
      811-1704)
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment 74 on form N-1A filed May 27, 2005. (File Nos. 2-29786 and
      811-1704)

Item 24.    Persons Controlled by or Under Common Control with the Fund:
            None.

Item 25.    Indemnification:  (2)

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?"
            in Part A. The affiliations with the Registrant of one of
            the Trustees and one of the Officers of the investment
            adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the
            Fund?"  The remaining Trustees of the investment adviser
            and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
            Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    John B. Fisher

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         William C. Dierker
                                                Linda A. Duessel
                                                James E. Grefenstette
                                                Steven Lehman
                                                Carol R. Miller

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                Igor Golalic
                                                John W. Harris
                                                Angela Kohler
                                                Kevin McClosky
                                                John L. Nichol
                                                Michael R. Tucker

Assistant Vice Presidents:                      Dana Meissner

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:
            -----------------------

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust  Series,  Inc.;  Cash Trust Series II;
                  Federated   Adjustable  Rate   Securities   Fund;
                  Federated    American    Leaders   Fund,    Inc.;
                  Federated  Core Trust;  Federated  Core Trust II,
                  L.P.;  Federated  Equity Funds;  Federated Equity
                  Income  Fund,   Inc.;   Federated   Fixed  Income
                  Securities,    Inc.;    Federated   GNMA   Trust;
                  Federated  Government  Income  Securities,  Inc.;
                  Federated   High   Income   Bond   Fund,    Inc.;
                  Federated  High  Yield  Municipal   Income  Fund;
                  Federated  High  Yield  Trust;  Federated  Income
                  Securities   Trust;   Federated   Income   Trust;
                  Federated  Index Trust;  Federated  Institutional
                  Trust;  Federated  Insurance  Series;   Federated
                  Intermediate   Government  Fund,  Inc.  Federated
                  International     Series,     Inc.;     Federated
                  Investment   Series   Funds,   Inc.;    Federated
                  Managed    Allocation    Portfolios;    Federated
                  Municipal  High  Yield  Advantage   Fund,   Inc.;
                  Federated   Municipal   Securities   Fund,  Inc.;
                  Federated  Municipal   Securities  Income  Trust;
                  Federated Premier  Intermediate  Municipal Income
                  Fund;  Federated  Premier  Municipal Income Fund;
                  Federated Short-Term  Municipal Trust;  Federated
                  Stock  and  Bond  Fund,  Inc.;   Federated  Stock
                  Trust;  Federated  Total Return  Government  Bond
                  Fund;   Federated  Total  Return  Series,   Inc.;
                  Federated U.S.  Government  Bond Fund;  Federated
                  U.S.  Government   Securities  Fund:  1-3  Years;
                  Federated U.S.  Government  Securities  Fund: 2-5
                  Years;  Federated World Investment Series,  Inc.;
                  Intermediate   Municipal   Trust;   Edward  Jones
                  Money  Market Fund and Money  Market  Obligations
                  Trust.

         (b)

         (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Brian PAluso
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a)
            of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    Reed Smith LLP
----------
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779
                              (Notices should be sent to the
                              Agent for Service at the above
                              address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA  15237-7000

Federated Shareholder         P.O. Box 8600
Services Company              Boston, MA  02266-8600
("Custodian, Transfer Agent
and Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue

                              Pittsburgh, PA  15222-3779

Federated Investment          Federated Investors Tower
Management Company            1001 Liberty Avenue
("Adviser")                   Pittsburgh, PA  15222-3779

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED AMERICAN LEADERS FUND,
INC., certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of May,
2006.

              FEDERATED AMERICAN LEADERS FUND, INC.

                        BY: /s/ Nelson W. Winter
                        Nelson W. Winter Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                DATE
      ----                          -----                ----

By:  /s/ Nelson W. Winter       Attorney In Fact   May 26, 2006
Nelson W. Winter                For the Persons
ASSISTANT SECRETARY             Listed Below

      NAME                          TITLE

John F. Donahue*                Chairman and Director

J. Christopher Donahue*         President and Director
                                (Principal Executive Officer)

Richard J. Thomas*              Treasurer
                                (Principal Financial Officer)

Thomas G. Bigley*               Director

John T. Conroy, Jr.*            Director

Nicholas P. Constantakis*       Director

John F. Cunningham*             Director

Lawrence D. Ellis, M.D.*        Director

Peter E. Madden*                Director

Charles F. Mansfield, Jr.*      Director

John E. Murray, Jr.*            Director

Marjorie P. Smuts*              Director

John S. Walsh*                  Director

*By Power of Attorney